                  As filed with the United State Securities and
                   Exchange Commission on September 23, 2009


                                             1933 Act Registration No. 002-57526
                                             1940 Act Registration No. 811-02699

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---
   Pre-Effective Amendment No.
                              ----                                         ---


   Post-Effective Amendment No. 76                                          X
                               ----                                        ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                           ---

   Amendment No. 72
                ----

                        (Check appropriate box or boxes.)


                                AIM GROWTH SERIES
                                -----------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                              John M. Zerr, Esquire
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:


       Melanie Ringold, Esquire              E. Carolan Berkley, Esquire
       Invesco Aim Advisors, Inc.            Stradley Ronon Stevens & Young, LLP
       11 Greenway Plaza, Suite 100          2600 One Commerce Square
       Houston, Texas 77046-1173             Philadelphia, Pennsylvania  19103


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
----


     on (date) pursuant to paragraph (b)
----


     60 days after filing pursuant to paragraph (a)(1)
----


 X   on (September 25, 2009) pursuant to paragraph (a)(1)
----


     75 days after filing pursuant to paragraph (a)(2)
----

     on (date) pursuant to paragraph (a)(2)
----

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The sole purpose of this filing is to correct the series name and series class number appearing in the submission header of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on July 24, 2009. Such filing was made for 60 day review to include a new class of shares, Class S shares. This Post-Effective Amendment No. 76 neither amends nor supersedes any information contained in Post-Effective Amendment No. 72.



We kindly request the staff declare Post-Effective Amendment No. 76 effective no later than September 25, 2009, in light of this error.

Contents of Registration Statement

Prospectus -- AIM Conservative Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund - incorporated by reference to Post-Effective Amendment No. 72, Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on July 24, 2009, Edgar Accession No. 0000950123-09-025396.

Statement of Additional Information - AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund - incorporated by reference to Post-Effective Amendment No. 72, Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on July 24, 2009, Edgar Accession No. 0000950123-09-025396.

Part C - incorporated by reference to Post-Effective Amendment No. 72, Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on July 24, 2009, Edgar Accession No. 0000950123-09-025396.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of September, 2009.

                                        REGISTRANT:  AIM GROWTH SERIES

                                        By:  /s/ Philip A. Taylor
                                             Philip A. Taylor, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

           SIGNATURES                                 TITLE                      DATE
           ----------                                 -----                      ----

  /s/ Philip A. Taylor                        Trustee & President         September 23, 2009
-----------------------------------
     (Philip A. Taylor)                  (Principal Executive Officer)

     /s/ Bob R. Baker*                              Trustee               September 23, 2009
-----------------------------------
        (Bob R. Baker)

    /s/ Frank S. Bayley*                            Trustee               September 23, 2009
-----------------------------------
       (Frank S. Bayley)

    /s/ James T. Bunch*                             Trustee               September 23, 2009
-----------------------------------
       (James T. Bunch)

   /s/ Bruce L. Crockett*                       Chair & Trustee           September 23, 2009
-----------------------------------
      (Bruce L. Crockett)

   /s/ Albert R. Dowden*                             Trustee              September 23, 2009
-----------------------------------
      (Albert R. Dowden)

    /s/ Jack M. Fields*                              Trustee              September 23, 2009
-----------------------------------
       (Jack M. Fields)

   /s/ Martin L. Flanagan*                           Trustee              September 23, 2009
-----------------------------------
      (Martin L. Flanagan)

    /s/ Carl Frischling*                             Trustee              September 23, 2009
-----------------------------------
       (Carl Frischling)

   /s/ Prema Mathai-Davis*                           Trustee              September 23, 2009
-----------------------------------
      (Prema Mathai-Davis)

    /s/ Lewis F. Pennock*                            Trustee              September 23, 2009
-----------------------------------
       (Lewis F. Pennock)

     /s/ Larry Soll*                                 Trustee              September 23, 2009
-----------------------------------
        (Larry Soll)

   /s/ Raymond Stickel, Jr.*                         Trustee              September 23, 2009
-----------------------------------
      (Raymond Stickel, Jr.)

           SIGNATURES                                 TITLE                        DATE
           ----------                                 -----                        ----

      /s/ Sheri Morris                      Vice President & Treasurer       September 23, 2009
-----------------------------------         (Principal Financial and
         (Sheri Morris)                          Accounting Officer)


*By  /s/ Philip A. Taylor
    -----------------------------------
         Philip A. Taylor
         Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 68 on April 28, 2008.